CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (1,009,678)	$ (246,868)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,738	3,292
Amortization of debt discount from contingent forward contracts (Note 6)	2,747	0
Non cash operating lease cost	13,502
Share-based compensation	129,244	1,981
Loss on disposal of property and equipment	56	139
Change in fair value of contingent forward contracts	454,546	8,719
Changes in fair value of derivative liabilities	6,976	114
Changes in operating assets and liabilities:
Accounts receivable	(220)	148
Inventory	(27,181)	(1,703)
Prepaid expenses and other current assets	(11,233)	3,469
Other current assets	(2,380)	2,789
Other noncurrent assets and security deposit	(3,870)	(2,455)
Accounts payable	(11,871)	4,253
Accrued compensation	7,990	6,128
Operating lease liability	(7,742)
Financed insurance premium	(10,950)	0
Other current liabilities and accrued liabilities	4,522	11,752
Net cash used in operating activities	(453,804)	(208,242)
Cash flows from investing activities:
Purchases of property, equipment, and software	(206,533)	(251,090)
Proceed from sale of property, equipment, and software	19
Net cash used in investing activities	(206,514)	(251,090)
Cash flows from financing activities:
Payment for short-term insurance financing note	(2,747)	0
Payment for capital lease liabilities		(90)
Payment for finance lease liabilities	(1,364)
Proceeds from short-term insurance financing note	10,950	0
Repurchase of Series B convertible preferred shares	(3,000)
Proceeds from exercise of share options	5,266	323
Net cash provided by used in financing activities	612,105	400,233
Net increase in cash, cash equivalents, and restricted cash	(48,213)	(59,099)
Beginning cash, cash equivalents, and restricted cash	640,418	379,651
Ending cash, cash equivalents, and restricted cash	592,205	320,552
Supplemental disclosure of cash flow information:
Cash paid for interest	198	12
Supplemental disclosure of non-cash investing and financing activity:
Property and equipment included in accounts payable and accrued expense	(24,661)	29,855
Conversion of Series D preferred share warrant to Series D convertible preferred share	9,936
Issuance of Series E convertible preferred shares contingent forward contracts	2,167,332
Capital contribution upon issuance of Series E preferred shares	15,719
Property and equipment acquired through capital leases	(4,437)
Capital leases retired upon adoption of new lease accounting standard	3,257
Series D convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares	3,000	400,000
Supplemental disclosure of non-cash investing and financing activity:
Settlement of Series D convertible preferred share contingent forward contract		$ (39,563)
Series E convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares	600,000
Supplemental disclosure of non-cash investing and financing activity:
Settlement of Series D convertible preferred share contingent forward contract	$ (2,621,878)